Note 16 - Stock-Based Compensation (Details) - Stock Option Activity (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Stock Option Activity [Abstract]
Outstanding Options, January 1, 2014	247,157,450
Outstanding Options, January 1, 2014	$ 0.1482
Granted	19,840,000
Granted	$ 0.0706
Exercised	(796,900)
Exercised	$ 0.0549
Forfeited or expired	(37,533,950)
Forfeited or expired	$ 0.1921
Outstanding Options, December 31, 2014	228,666,600
Outstanding Options, December 31, 2014	$ 0.1345
Outstanding Options, December 31, 2014	2 years 321 days
Outstanding Options, December 31, 2014	$ 48,000
Vested and Expected to Vest Options at December 31, 2014	226,113,220
Vested and Expected to Vest Options at December 31, 2014	$ 0.1352
Vested and Expected to Vest Options at December 31, 2014	2 years 306 days
Vested and Expected to Vest Options at December 31, 2014	48,000
Exercisable Options at December 31, 2014	193,508,900
Exercisable Options at December 31, 2014	$ 0.1452
Exercisable Options at December 31, 2014	2 years 94 days
Exercisable Options at December 31, 2014	$ 48,000